Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

19.Commitments and contingencies

The Company’s commitments and contingencies relate to its ongoing operating activities, mainly research and development programs, as well as its leased corporate space.

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations.

We lease our corporate, laboratory and other facilities under multiple leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. The Company recognizes a right-of-use asset for its leases, except for short-term and low-value leases as indicated in Note 3. See “Note 5. Right-of-use assets, long-term financial assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations. The below table represents contractual commitments excluding capitalized leases which are recorded on the balance sheet, the related future cash flows are presented in Note 5.

	As of
	December 31,
In CHF thousands	2025	2024
Within 1 year	23,357	27,554
Between 1 and 3 years	21,865	11,652
Between 3 and 5 years	7,178	4,008
More than 5 years	144	65
Total	52,544	43,279